Derivative Instruments (Details) - Schedule of derivative instruments - Derivatives not designated as hedging instruments [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments	$ 866
Prepaid expenses and other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments	$ 866